BBH TRUST

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010
March 5, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              BBH TRUST (the “Trust” or “Registrant”)
BBH Broad Market Fund
Class N Shares
Class I Shares
BBH Core Select
Class N Shares
BBH International Equity Fund
Class N Shares
Class I Shares
BBH Real Return Fund
Class N Shares
Class I Shares
1933 Act File No. 33-129342
1940 Act File No. 811-21829

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 29, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 2 on February 29, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-8260.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary